Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000779991
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015